Average Annual Total Returns{- Fidelity® New Millennium Fund®} - 11.30 Fidelity New Millennium Fund - PRO-07 - Fidelity® New Millennium Fund®	Fidelity New Millennium Fund-Default Return Before Taxes Past 1 year	Fidelity New Millennium Fund-Default Return Before Taxes Past 5 years	Fidelity New Millennium Fund-Default Return Before Taxes Past 10 years	Fidelity New Millennium Fund-Default After Taxes on Distributions Past 1 year	Fidelity New Millennium Fund-Default After Taxes on Distributions Past 5 years	Fidelity New Millennium Fund-Default After Taxes on Distributions Past 10 years	Fidelity New Millennium Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity New Millennium Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity New Millennium Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	23.91%	13.04%	13.30%	21.27%	10.57%	11.08%	15.37%	9.83%	10.44%	28.71%	18.47%	16.55%